Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 8,594
2022	5,545
2023	3,567
2024	3,629
2025	3,687
Thereafter	17,018
Total lease payments	42,040
Less: Interest	(14,343)
Present value of lease liability	$ 27,697